Forward Purchase Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Forward Purchase Agreement
Forward Purchase Agreement

Note 12 - Forward Purchase Agreement

On June 16, 2022, the Company entered into a Forward Purchase Agreement (“FPA”) with Midtown East Management NL, LLC (“Midtown East”), which subsequently assigned obligations to purchase in aggregate 190,243 shares of Common Stock each to Verdun Investments LLC (“Verdun”) and Vellar Opportunity Fund SPV LLC – Series 1 (“Vellar”) through assignment and novation agreements (collectively the “FPA Holders”). Under the FPA, the FPA Holders agreed not to exercise their stock redemption rights in exchange for $7.6 million payable in stock or cash at the option of the Company on or before September 28, 2025 (the “FPA Liability”). The current value of the FPA Liability is reflected on the unaudited condensed consolidated balance sheet as the “forward purchase derivative liability,” and is reduced by certain pre-maturity sales of the Common Stock executed by the FPA Holders.

The FPA provides the Company with the right to receive the Reset Price, which is $25.00 per share as of June 30, 2025, if the FPA Holders elect to sell their shares prior to the agreement’s maturity on September 28, 2025. Upon sale, the FPA Holders are required to remit the Reset Price per share sold to the Company, and they retain any proceeds in excess of the Reset Price. If the shares are not sold before maturity, the Company will receive the shares back. The Company does not have control over the timing of any share sales and does not share in any price appreciation.

The Reset Price is subject to monthly downward adjustment to the lowest of (a) the prior Reset Price, (b) $200.00, and (c) the volume-weighted average price (“VWAP”) of the Company’s shares over the ten most recent trading days of the prior month, but not below $100.00. Additionally, if the Company issues shares or convertible securities at a price lower than the then-current Reset Price, the Reset Price is adjusted to match that lower offering price. As of June 30, 2025, the Reset Price is $25.00.

If the FPA Holders sell shares prior to maturity, the Company will receive $25.00 per share sold. On March 31, 2025, the Company’s stock closed at $4.2945 per share. No shares have been sold by the FPA Holders during the six months ended June 30, 2025. Management now believes it is highly improbable that the FPA Holders will sell any shares prior to the September 28, 2025, settlement date, as selling is not in their best interest. During the three months ended March 31, 2025, the Company reclassified the forward purchase receivable balance to additional paid-in capital, as the arrangement met the conditions for equity classification under ASC 815-40 and ASC 480.

The reconciliation statement of the Common Stock held by the FPA holders is as follows:

	Vellar		Midtown East		Verdun		Total
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
As on December 31, 2024	48,560	$1,214,005	75,896	$1,897,405	58,912	$1,472,811	183,368	$4,584,221
Less: Shares sold during the six months ended June 30, 2025	-	-	-	-	-	-	-	-
Less: Reclassification to additional paid-in capital for the six months ended June 30, 2025	-	(1,214,005)	-	(1,897,405)	-	(1,472,811)	-	(4,584,221)
Total	48,560	$-	75,896	$-	58,912	$-	183,368	$-

Note 15. Forward Purchase Agreement

On June 16, 2022, the Company entered into a Forward Purchase Agreement (“FPA”) with Midtown East Management NL, LLC (“Midtown East”), which subsequently assigned obligations to purchase 83,334 shares of Class A Common Stock each to Verdun Investments LLC (“Verdun”) and Vellar Opportunity Fund SPV LLC – Series 1 (“Vellar”) through assignment and novation agreements. The collective acquisition involved 0.19 million shares of Class A Common Stock, with Midtown East, Verdun, and Vellar waiving their redemption rights. The Company incurred costs totaling $39.6 million, comprising $39.3 million for the shares and an additional $0.3 million in related expenses post-closing.

At the maturity of the FPA holders, the parties will receive the value of their shares multiplied by the Forward Price. The Forward Price is the Redemption Price, as defined in Section 9.2(a) of the Counterparty’s Amended and Restated Certificate of Incorporation, filed by the Counterparty with the Secretary of State of the State of Delaware on June 21, 2021. The FPA holders will also receive an additional amount in cash or shares, at the Company’s discretion.

An early termination clause allows for the shares to be sold on the open market, with any proceeds exceeding the Reset Price retained by the sellers. The Reset Price is initially the Redemption Price. The Reset Price shall be adjusted on the first Scheduled Trading Day of each month, commencing on the first calendar month following the closing of the Business Combination, to be the lowest of (a) the then-current Reset Price, (b) $200.00, and (c) the VWAP Price of the last ten (10) Scheduled Trading Days of the prior calendar month, but not lower than $100.00. However, if the Counterparty offers and sells Shares in a follow-on offering or series of related offerings at a price lower than, or upon any conversion or exchange price of currently outstanding or future issuances of any securities convertible or exchangeable for Shares being equal to a price lower than, the then-current Reset Price (the “Offering Price”), the Reset Price shall be further reduced to equal the Offering Price.

Following a price reset in 2022 to $25 per share, the FPA receivable was reduced from $37.9 million to $4.6 million. As of December 31, 2024, there have been no transactions by the FPA holders, and the value of the FPA receivable has remained unchanged. The reconciliation statement of the Class A Common Stock held by the parties is as follows:

		As of December 31, 2023		Shares sold during the year ended December 31, 2024		As of December 31, 2024
S.no	Name of the party	Opening Shares (a)	Amount	Shares (b)	Amount	Shares (c=a-b)	Rest price (iii)	Amount (c x iii)
1	Vellar	48,560	$1,214,005	-	$-	48,560	$25	$1,214,005
2	Midtown East	75,896	1,897,405	-	-	75,896	25	1,897,405
3	Verdun	58,912	1,472,811	-	-	58,912	25	1,472,811
Grand total		183,368	$4,584,221	-	$-	183,368	$25	$4,584,221